Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax losses carried forward	¥ 71,668	¥ 102,239
Write-down of inventories	108,229	10,771
Property, equipment and software	34,905	0
Share-based compensation	30,835	0
Allowance for doubtful accounts	1,416	1,314
Warranty reserve	967	2,704
Subtotal	248,020	117,028
Less: Valuation allowance	(96,610)	(17,984)	¥ (304,790)	¥ (254,039)
Deferred tax assets	¥ 151,410	¥ 99,044